Goodwill and Intangible Assets - Allocation to CGUs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units
Goodwill	$ 4,230.4	$ 4,124.9
Intangible assets	4,109.0	4,153.3
Total	$ 8,339.4	8,278.2	$ 6,376.3
Minimum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	2.30%
Maximum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	3.70%
Insurance and reinsurance companies
Disclosure of information for cash-generating units
Goodwill	$ 2,189.4	2,181.4
Intangible assets	1,834.2	1,915.1
Total	$ 4,023.6	4,096.5
Insurance and reinsurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	9.80%
Investment return rate	5.00%
Insurance and reinsurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	11.80%
Investment return rate	7.00%
Allied World
Disclosure of information for cash-generating units
Goodwill	$ 940.0	940.0
Intangible assets	387.6	431.0
Total	1,327.6	1,371.0
Gulf Insurance
Disclosure of information for cash-generating units
Goodwill	346.3	346.6
Intangible assets	513.4	542.9
Total	859.7	889.5
Brit
Disclosure of information for cash-generating units
Goodwill	169.1	167.3
Intangible assets	520.9	521.6
Total	690.0	688.9
Zenith National
Disclosure of information for cash-generating units
Goodwill	317.6	317.6
Intangible assets	55.0	62.6
Total	372.6	380.2
Crum & Forster
Disclosure of information for cash-generating units
Goodwill	132.6	132.6
Intangible assets	73.3	84.0
Total	205.9	216.6
Northbridge
Disclosure of information for cash-generating units
Goodwill	77.8	76.9
Intangible assets	101.6	110.9
Total	179.4	187.8
Odyssey Group
Disclosure of information for cash-generating units
Goodwill	107.9	107.9
Intangible assets	56.2	49.8
Total	164.1	157.7
All other
Disclosure of information for cash-generating units
Goodwill	98.1	92.5
Intangible assets	126.2	112.3
Total	224.3	204.8
Non-insurance companies
Disclosure of information for cash-generating units
Goodwill	2,041.0	1,943.5
Intangible assets	2,274.8	2,238.2
Total	$ 4,315.8	4,181.7
Non-insurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	10.70%
Non-insurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	14.70%
Recipe
Disclosure of information for cash-generating units
Goodwill	$ 266.6	264.0
Intangible assets	899.7	835.3
Total	1,166.3	1,099.3
Sleep Country
Disclosure of information for cash-generating units
Goodwill	613.8	517.3
Intangible assets	455.3	398.3
Total	1,069.1	915.6
Peak Achievement Athletics, Inc.
Disclosure of information for cash-generating units
Goodwill	270.9	279.0
Intangible assets	434.7	443.0
Total	705.6	722.0
Meadow Foods
Disclosure of information for cash-generating units
Goodwill	240.0	222.0
Intangible assets	320.6	322.2
Total	560.6	544.2
AGT
Disclosure of information for cash-generating units
Goodwill	154.4	148.2
Intangible assets	58.4	55.5
Total	212.8	203.7
Thomas Cook India
Disclosure of information for cash-generating units
Goodwill	117.5	123.4
Intangible assets	51.9	46.0
Total	169.4	169.4
Boat Rocker
Disclosure of information for cash-generating units
Goodwill		29.4
Intangible assets		78.1
Total		107.5
All other
Disclosure of information for cash-generating units
Goodwill	377.8	360.2
Intangible assets	54.2	59.8
Total	$ 432.0	$ 420.0